February 27, 2015

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Penn Series Funds, Inc. (File Nos. 2-77284 and 811-03459) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we have enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 75 to the Company’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of making changes to the investment strategies of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, Small Cap Value Fund, Large Cap Value Fund, and Flexibly Managed Fund as well as to the investment objectives of the Money Markey Fund, Limited Maturity Bond Fund, and Quality Bond Fund.

Please contact me at 202. 373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores

Laura E. Flores